INVESTMENTS IN ASSOCIATES - MOVEMENT (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($) [1]	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
INVESTMENTS IN ASSOCIATES [abstract]
Beginning of the year	¥ 174,548		¥ 167,604	¥ 168,711
Share of results after tax	7,177	$ 1,044	6,944	7,223
Dividend				(8,330)
End of the year	¥ 181,725	$ 26,431	¥ 174,548	¥ 167,604

[1]	Translation of amounts from Renminbi (" RMB ") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6. 8755 , the certified exchange rates for December 31 , 201 8 as published by the Federal Reserve Board of the United States . No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31 , 201 8 or on any other date .